Intangible Assets and Goodwill - Finite Lived Intangible Assets (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Successor
Intangible assets that are subject to amortization
Cost	$ 1,082,600
Accumulated Amortization	(24,852)
Net Carrying Amount	$ 1,057,748
Successor | Customer relationships | Refinitiv
Intangible assets that are subject to amortization
Amortization Period	12 years
Cost	$ 928,200
Accumulated Amortization	(19,338)
Net Carrying Amount	$ 908,862
Successor | Content and data
Intangible assets that are subject to amortization
Amortization Period	7 years
Cost	$ 154,400
Accumulated Amortization	(5,514)
Net Carrying Amount	$ 148,886
Predecessor
Intangible assets that are subject to amortization
Cost		$ 529,184
Accumulated Amortization		(318,965)
Net Carrying Amount		$ 210,219
Predecessor | Customer relationships | Fixed Income Business
Intangible assets that are subject to amortization
Amortization Period		13 years
Cost		$ 155,284
Accumulated Amortization		(155,270)
Net Carrying Amount		$ 14
Predecessor | Customer relationships | DW
Intangible assets that are subject to amortization
Amortization Period		11 years
Cost		$ 65,000
Accumulated Amortization		(42,348)
Net Carrying Amount		$ 22,652
Predecessor | Customer relationships | RaffCap
Intangible assets that are subject to amortization
Amortization Period		12 years
Cost		$ 17,600
Accumulated Amortization		(9,166)
Net Carrying Amount		$ 8,434
Predecessor | Customer relationships | BondDesk
Intangible assets that are subject to amortization
Amortization Period		15 years
Cost		$ 104,000
Accumulated Amortization		(28,806)
Net Carrying Amount		$ 75,194
Predecessor | Customer relationships | Other
Intangible assets that are subject to amortization
Amortization Period		10 years
Cost		$ 2,100
Accumulated Amortization		(385)
Net Carrying Amount		$ 1,715
Predecessor | Tradenames
Intangible assets that are subject to amortization
Amortization Period		10 years
Cost		$ 200
Accumulated Amortization		(125)
Net Carrying Amount		75
Predecessor | Liquidity contracts
Intangible assets that are subject to amortization
Amortization Period	16 years
Cost		185,000
Accumulated Amortization		(82,865)
Net Carrying Amount		$ 102,135